Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	Wakefield Alternative Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001531758
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2016
Prospectus Date	rr_ProspectusDate	Oct. 28, 2016
Wakefield Managed Futures Strategy Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective: The Wakefield Managed Futures Strategy Fund (the “Wakefield Fund” or the “Fund”) seeks to generate absolute returns.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Wakefield Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Wakefield Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Wakefield Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Wakefield Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover: The Wakefield Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Wakefield Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Wakefield Fund's performance. During the most recent fiscal year, the Wakefield Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Wakefield Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example: This Example is intended to help you compare the cost of investing in the Wakefield Fund with the cost of investing in other mutual funds.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example assumes that you invest $10,000 in the Wakefield Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wakefield Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies: The Wakefield Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• "Managed Futures" Strategy

• "Fixed Income" Strategy

The Managed Futures strategy is designed to capture returns related to price movements throughout the global commodity, currency and financial markets by investing in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Funds") that invest in such markets. Underlying Funds are generally regulated by the Commodity Futures Trading Commission ("CFTC") as commodity pool operators. Although some Underlying Funds are publicly traded, many offer their securities through private placements that rely on certain exemptions from registration with the Securities and Exchange Commission ("SEC"). Underlying Funds are not mutual funds, and in most circumstances, the CTFC does not impose any direct leverage limits on Underlying Funds. Additionally, Underlying Funds are not, and the Wakefield Fund will not invest in, investment funds that are commonly known as hedge funds. Each Underlying Fund invests according to its manager's sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. The Wakefield Fund also invests in swap contracts and structured notes with returns linked to Underlying Funds, global commodity, currency and financial markets. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. However, the Wakefield Fund limits its exposure to commodities to no more than 100% of its net asset value. The adviser selects counterparties it believes to be credit-worthy based on measures of financial strength: debt leverage, interest expense coverage ratio and/or credit rating from Moody's Investors Service, Inc. ("Moody's") or another national recognized statistical rating organization ("NRSRO"). The Wakefield Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer's country.

The Wakefield Fund’s objective of "absolute returns" refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. Managed Futures is a strategy within the "alternative investment" asset class, and generally refers to an actively managed investment approach in which a professional portfolio manager manages assets directly or through Underlying Funds or swaps on Underlying Funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach of the Wakefield Fund or an Underlying Fund, portfolio diversification could be limited to a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

The Wakefield Fund executes its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Island domiciled subsidiary (the "Subsidiary"). Through the Subsidiary, the Wakefield Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Wakefield Fund. The Subsidiary is not subject to the same depth of regulation as an SEC-registered fund. Cayman Island regulations impose fewer restrictions on Board composition, affiliated transactions, leverage, investment liquidity and custodial arrangements. The Subsidiary invests the majority of its assets in Underlying Funds, derivative contracts (including swaps), and structured notes. The Subsidiary is subject to the same investment restrictions as the Wakefield Fund, when viewed on a consolidated basis. However, the Wakefield Fund may also make Managed Futures investments outside of the Subsidiary. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Wakefield Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portions allocated to each strategy may be higher or lower.

The Fixed Income strategy, considered a "traditional investment" asset class designation, is designed to produce absolute returns (positive) from interest income and capital appreciation, while preserving capital and diversifying the returns from the Managed Futures strategy. The Fixed Income strategy is executed by investing primarily in investment grade securities including: (1) obligations issued by the U.S. Treasury or guaranteed by the U.S. Government, (2) obligations issued by U.S. Government-Sponsored Enterprises ("GSEs"), (3) corporate bonds and notes of U.S. and foreign issuers (including 144A securities), (4) asset-backed securities ("ABS"), (5) mortgage-backed securities ("MBS"), (including collateralized mortgage obligations ("CMOs")), (6) municipal securities, (7) commercial paper issued or guaranteed by U.S. or foreign corporations, (8) obligations of domestic and foreign commercial banks: bankers acceptances, certificates of deposit, time deposits and bank notes, and (9) repurchase agreements fully collateralized by U.S. Government and/or GSE securities. The Fund may also execute its Fixed Income strategy by investing in exchange-traded funds, closed-end funds and other mutual funds that invest in such fixed income securities. Fixed income derivative instruments: futures, options and swaps may be used as substitutes for fixed income securities.

The Wakefield Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency, Moody's or Standard & Poor's Ratings Group ("S&P"), or other NRSRO, or, if unrated, determined to be of comparable quality. However, the fixed income portion of the Wakefield Fund's portfolio is invested without restriction as to individual issuer country, type of entity, capitalization or the maturity of an individual security. Investments are made primarily in short term to medium term instruments ranging from 0 to 7 years in maturity with an emphasis on 0 to 3 years.

ADVISER'S INVESTMENT PROCESS

Adviser's Investment Process

The selection of Underlying Funds, derivatives (including swaps) and structured notes the Wakefield Fund revolves around the adviser's core investment management approach and involves disciplined processes and extensive analysis. Underlying Funds with managers who have met strict qualitative and quantitative review are considered candidates for the Wakefield Fund's composite portfolio. Underlying Fund managers may be commodity trading advisers ("CTAs").

The adviser's investment process is comprised of five stages:

I. Underlying Fund, Swap, Structured Note and Managed Futures Strategy

The adviser's sourcing methodology used to identify Underlying Fund, swap and structured note candidates includes a proprietary internal database, industry databases as well as industry sources and networking channels. These sources combined with the fact the principals of the adviser each have over twenty-five years of direct experience in the alternative investment industry provide essential resources and tools when identifying qualified candidates and constructing a diversified composite portfolio.

II. Research and Due Diligence Review

Research and due-diligence are the foundation of the advisers' investment method. The comprehensive review process includes but is not limited to Preliminary Background Checks, Quantitative and Qualitative Analysis, Operational Review, Performance Assessment, Audit Verification, Legal and Compliance Review and Ongoing Monitoring of Underlying Fund-related parties.

III. Underlying Fund / Managed Futures Strategy and Portfolio Construction

When designing the multiple Underlying Fund composite portfolio mix, the adviser's proprietary research and analysis focuses on the interrelationships among each Underlying Fund and investment manager. The contribution of each Underlying Fund, swap, structured note and manager is assessed and incorporated into the composite portfolio selection process. The adviser's Investment Committee chooses the composite portfolio mix with the objective of constructing a diversified, multi-manager portfolio designed to offer more consistent performance potential with less volatility than that of any individual Underlying Fund or manager alone.

IV. Active Asset Management

Over twenty-five years of practical experience has proven that at different times, market conditions favor different strategies and trading programs. The adviser actively manages and strategically re-balances portfolio assets to avoid being heavily concentrated with the Underlying Funds or managers, swaps or structured notes that performed best in the past. The adviser actively manages and strategically re-balances portfolio assets with the objective of mitigating performance whipsaws, performance retracement and profit "give-back" and enhancing long-term performance.

V. Ongoing Portfolio Monitoring and Review

The adviser incorporates portfolio monitoring and review protocols into the investment process. Prior to receiving any allocation, each selected Underlying Fund is assigned investment parameters. These parameters are outlined in comprehensive contractual agreements with the Underlying Fund.

The adviser's Investment Committee receives and monitors current account and market information daily which provides a transparent portfolio assessment of each swap, structured note and each Underlying Fund and its manager, as well as the Wakefield Fund's composite portfolio as a whole. The information is reviewed and parameters are monitored for any breaches.

Imposing disciplined monitoring and risk management policies and procedures increases confidence in the following ways:

▪ Speed and efficiency of decision making is substantially enhanced;

▪ Objectivity is increased. The intrusion of emotions and biases which could influence decision-making is eliminated;

▪ Pre-determined and pre-established communication protocols and contractual arrangements allow performance to be evaluated in a quantifiable and precise manner.

Additionally, the adviser communicates with selected Underlying Funds and managers as necessary in addition to conducting scheduled quarterly update reviews. On-site visits to Underlying Funds and managers are conducted at least annually.

The adviser sells securities in the Wakefield Fund's portfolio when it believes the securities have reached a target price, to adjust portfolio asset allocation or when more attractive investments are available.

FIXED-INCOME PROCESS

The adviser believes that fixed income market inefficiencies create opportunities for active managers to provide positive returns relative to benchmark indices and peer groups. Using a top-down approach, the adviser's investment team seeks to systematically generate excess returns through actively managed (1) sector, (2) security and (3) yield curve level strategies while containing duration risk.

• Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody's and/or S&P rating; and on a business cycle forecast.

• Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

• Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

The adviser looks to capitalize on these inefficiencies by identifying economic and market cycles, rotating sector allocations among investment grade "spread" sectors, positioning investments on attractive segments of the yield curve, and selecting liquid securities from asset classes outside the money market universe. The adviser constructs a portfolio within this framework by broadly diversifying across various fixed income sectors (U.S. Treasury, U.S. agency, corporate, securitized, and money market) with opportunistic allocations to the municipal and inflation-linked sectors. Risk is evaluated and managed at both the strategy and portfolio levels.

The adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security's or derivative's price outlook is deteriorating.

Manager of Managers Order

The Wakefield Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the "Order"). However, if the adviser hires a sub-adviser that is to be paid directly by the Wakefield Fund rather than by the adviser out of its compensation, shareholder approval will be required. Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers. However, there is no guarantee that the Order will be issued.

Risk [Heading]	rr_RiskHeading

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Wakefield Fund. Many factors affect the Wakefield Fund's net asset value and performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following risks apply to the Wakefield Fund's direct investments in securities and derivatives as well as the Wakefield Fund's indirect risks through investing in Underlying Funds, the Subsidiary, ETFs and other mutual funds.

• ABS, MBS and CMO Risk: ABS, MBS and CMOs are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Wakefield Fund may have to reinvest prepayment proceeds at a lower interest rate. Certain CMOs may be less susceptible to this risk because of structural protections such as prepayment lock out periods or payment priority.

• Commodity Risk: Investing in the commodities markets may subject the Wakefield Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Wakefield Fund, resulting in losses to the Wakefield Fund. In addition, the credit quality of securities held by the Wakefield Fund may be lowered if an issuer's financial condition changes.

• Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Wakefield Fund's losses.

• Exchange-Traded, Closed-End Fund and Mutual Fund Risk: ETFs, closed-end funds and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund may be higher than the cost of investing directly in those funds and may be higher than other mutual funds that invest directly in stocks and bonds. Investments in ETFs and closed-end funds are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETF and closed-end fund shares may trade at a discount or a premium in market price if there is a limited market in such shares. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF and closed-end fund shares trade at a premium or discount to net asset value.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Wakefield Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  • Leverage Risk: Using derivatives to increase the Wakefield Fund's combined long and short exposure creates leverage, which can magnify the Wakefield Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Wakefield Fund's share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Wakefield Fund would be difficult to purchase or sell, possibly preventing the Wakefield Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Wakefield Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Wakefield Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Wakefield Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Wakefield Fund's investments goes down, your investment in the Wakefield Fund decreases in value and you could lose money.

• Short Position Risk: The Wakefield Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument. The Wakefield Fund's losses are potentially unlimited in a short position transaction.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Wakefield Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Wakefield Fund. However, because the Subsidiary is a controlled foreign corporation any income received from its investments in the Underlying Funds will be passed through to the Wakefield Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Underlying Funds Risk: Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Wakefield Fund. Management expenses are typically 0% to 2% of an Underlying Fund's assets and may typically include additional performance-based compensation of up to 20% of profits. As a result, the cost of investing in the Wakefield Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees, if any, to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability. Each Underlying Fund's strategies are subject to specific risks, depending on the nature of the fund or strategy. Performance based fees may be paid to each manager of a multiple-manager or multi-advisor Underlying Fund without regard to the performance of other managers or advisors, or the Underlying Fund's overall profitability.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Cayman Island regulations impose fewer restrictions on Board composition, affiliated transactions, leverage, investment liquidity and custodial arrangements. Changes in the laws of the United States and/or the Cayman Islands, under which the Wakefield Fund and the Subsidiary, respectively, are organized, could result in the inability of the Wakefield Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Wakefield Fund and its shareholders. Your cost of investing in the Wakefield Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Wakefield Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: The following bar chart and table provide an indication of the risks of investing in the Wakefield Fund. The information below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Of course, past performance (before and after taxes) does not necessarily indicate how the Wakefield Fund will perform in the future.  Updated performance information is available at no cost by visiting www.wakefieldfunds.com or by calling 1-855-243-1815. Daily net asset value per share is available by calling 1-855-243-1815.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Wakefield Fund. The information below gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-243-1815
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wakefieldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance (before and after taxes) does not necessarily indicate how the Wakefield Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns Class I Performance
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Return	Quarter/Year
Highest Return	5.03%	3/31/2015
Lowest Return	-5.46%	6/30/2015

The Fund’s Class I year-to-date return as of September 30, 2016 was 1.72%. Returns of the Class I shares are presented because the annual returns would differ only to the extent that the Class I shares and the Class A shares do not have the same expenses.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.46%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN TABLE For periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on each investor's personal tax situation and are likely to differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Return After Taxes is shown to illustrate the effect of federal taxes on the Wakefield Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates and do not reflect the impact of any applicable state and local taxes. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs such as IRA or 401(k) plans.

The SG CTA Index (formerly the Newedge CTA Index) is a daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

The S&P 500® Index is an unmanaged free float capitalization weighted index which measures the performance of 500 large cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Wakefield Managed Futures Strategy Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WKFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.07%
Other Expenses	rr_OtherExpensesOverAssets	2.25%	[1],[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,823
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Sep. 10, 2012
2013	rr_AnnualReturn2013	(2.98%)
2014	rr_AnnualReturn2014	5.19%
2015	rr_AnnualReturn2015	(0.70%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class I year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.72%
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Wakefield Managed Futures Strategy Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WKFAX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.07%
Other Expenses	rr_OtherExpensesOverAssets	2.25%	[1],[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 783
3 Years	rr_ExpenseExampleYear03	1,555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,384
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Wakefield Managed Futures Strategy Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WKFCX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.18%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.07%
Other Expenses	rr_OtherExpensesOverAssets	2.25%	[1],[2]
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.69%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	1,256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,662
Wakefield Managed Futures Strategy Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Wakefield Managed Futures Strategy Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Wakefield Managed Futures Strategy Fund | SG CTA Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012
Wakefield Managed Futures Strategy Fund | S&P 500® Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	13.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 2012

[1]	Class C has not yet commenced operations. Based on estimated amounts for current fiscal year.
[2]	Other Expenses do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The expenses of the Wakefield Fund's wholly-owned subsidiary are consolidated with those of the Wakefield Fund.
[3]	The Wakefield Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2017, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, if any, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.89% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed). Any recoupment is limited to the lesser of the amount of the expense limitation at the time of waiver/reimbursement and at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[4]	A 1.00% deferred sales charge will be imposed on purchases of $1,000,000 or more on Fund shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.